INTEREST IN GIBRALTAR JOINT VENTURE	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
INTEREST IN GIBRALTAR JOINT VENTURE [Text Block]
3. INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar mine.

The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture's assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2021	2020
Cash and equivalents	43,387	46,440
Other current assets	119,833	88,814
Current assets	163,220	135,254
Non-current assets	959,828	927,211

Accounts payable and accrued liabilities	43,409	53,662
Other current financial liabilities	31,500	23,703
Current liabilities	74,909	77,365
Long-term debt	21,343	40,178
Provision for environmental rehabilitation	108,916	97,432
Non-current liabilities	130,259	137,610

	Years ended December 31,
	2021	2020
Revenues	578,736	458,305
Production costs	(271,364)	(298,988)
Depletion and amortization	(102,209)	(139,643)
Other operating expense	(4,349)	(4,529)
Interest expense	(4,379)	(5,689)
Interest income	40	82
Foreign exchange gain (loss)	(1,042)	348
Comprehensive income for joint arrangement	195,433	9,886